UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash

80 Arkay Drive, Suite 110  Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 9/30

Date of reporting period:    3/31/14

Item 1.  Reports to Stockholders.

Class A Shares – LSEAX

Class I Shares – LSEIX

Semi-Annual Report

March 31, 2014

1-855-233-8300

www.persimmonfunds.com.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Persimmon Long/Short Fund
Portfolio Review (Unaudited)
March 31, 2014

The Fund's performance figures* for the six months ended March 31, 2014, compared to its benchmark:
			Annualized Since
	Six Months	One Year	Inception December 31, 2012
Persimmon Long Short Fund - Class A	3.87%	9.01%	8.02%
Persimmon Long Short Fund - Class A with load **	(1.34)%	3.57%	3.64%
Persimmon Long Short Fund - Class I	4.05%	9.19%	8.34%
S&P 500 Total Return Index ***	12.51%	21.86%	27.05%

*  The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-855-233-8300

** Class A with load total retrun is calculated using the maximum sales charge of 5.00%.

*** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

Top Ten Holdings by Industry		% of Net Assets
Commercial Services		7.9%
Retail		7.5%
Software		6.1%
Computers		3.8%
Chemicals		3.6%
Insurance		3.5%
Apparel		3.4%
Internet		3.1%
Banks		2.9%
Other, Cash & Cash Equivalents		58.2%
		100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Fair Value
	COMMON STOCKS - 82.5%
	ADVERTISING - 0.5%
2,094	Omnicom Group, Inc.	$ 152,024

	AEROSPACE / DEFENSE - 1.7%
1,475	Raytheon Co.	145,715
1,374	TransDigm Group, Inc.	254,465
955	United Technologies Corp.	111,582
		511,762
	AGRICULTURE - 0.5%
1,854	Philip Morris International, Inc.	151,787

	AIRLINES - 0.5%
1,483	Delta Airlines, Inc.	51,386
12,479	JetBlue Airways Corp. *	108,443
		159,829
	APPAREL - 3.3%
2,978	Crocs, Inc. *	46,457
3,378	Deckers Outdoor Corp. *	269,328
3,615	Hanesbrands, Inc.	276,475
541	Polo Ralph Lauren Corp. *	87,063
1,581	Under Armour, Inc. - Cl. A *	181,246
2,448	VF Corp.	151,482
		1,012,051
	AUTO MANUFACTURERS - 2.2%
19,080	General Motors Co. *	656,734

	AUTO PARTS & EQUIPMENT - 1.6%
1,170	Autoliv, Inc.	117,410
1,118	Dorman Products, Inc.	66,029
3,712	TRW Automotive Holdings Corp. *	302,973
		486,412
	BANKS - 2.9%
6,805	Bank of America Corp.	117,046
1,615	Citigroup, Inc.	76,875
570	Goldman Sachs Group, Inc.	93,394
2,318	Northern Trust Corp.	151,968
2,370	Signature Bank *	297,648
3,540	US Bancorp	151,724
		888,655
	BEVERAGES - 0.5%
3,926	Coca-Cola Co.	151,779
71	Keurig Green Mountain, Inc.	7,497
		159,276
	BIOTECHNOLOGY - 2.0%
790	Amgen, Inc.	97,439
1,844	BioMarin Pharmaceutical, Inc. *	125,779
540	Celgene Corp. *	75,384
1,830	Gilead Sciences, Inc. *	129,674
1,561	Puma Biotechnology, Inc. *	162,562
		590,838
	CHEMICALS - 3.6%
1,005	Ashland, Inc.	99,978
1,913	CF Industries Holdings, Inc.	498,604
2,261	EI du Pont de Nemours & Co.	151,713
1,159	Praxair, Inc.	151,794
8,214	Taminco Corp. *	172,576
		1,074,665

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014

Shares		Fair Value
	COMMERCIAL SERVICES - 7.9%
1,974	Advisory Board Co. *	$ 126,830
587	Ascent Capital Group, Inc. *	44,348
1,960	Automatic Data Processing, Inc.	151,430
1,785	Cintas Corp.	106,404
40,111	Command Security Corp. *	70,194
4,575	Convergys Corp.	100,238
7,224	Electro Rent Corp.	127,070
4,676	ExamWorks Group, Inc. *	163,707
2,376	FirstService Corp.	112,884
978	H&E Equipment Services, Inc. *	39,560
5,700	Hertz Global Holdings, Inc. *	151,848
1,425	Huron Consulting Group, Inc. *	90,317
2,020	Leidos Holding, Inc.	71,447
1,450	MasterCard, Inc.	108,315
1,601	Moody's Corp.	126,991
1,543	Paylocity Holding Corp. *	37,109
7,032	Science Applications International Corp.	262,926
4,788	ServiceSource International, Inc. *	40,411
473	Stantec, Inc.	28,891
2,260	United Rentals, Inc. *	214,564
36,657	Xueda Education Group *	197,948
		2,373,432
	COMPUTERS - 3.7%
98	Apple, Inc.	52,600
5,953	Computer Sciences Corp.	362,061
5,523	EMC Corp/MA	151,385
1,955	FleetMatics Group PLC *	65,395
1,546	IHS Inc. - Cl. A *	187,839
1,540	SanDisk Corp.	125,033
76	Synaptics, Inc. *	4,562
5,450	Verifone Holdings, Inc. *	184,319
		1,133,194
	COSMETICS / PERSONAL CARE - 0.5%
2,342	Colgate-Palmolive Co.	151,926

	DISTRIBUTION / WHOLESALE - 0.6%
7,480	LKQ Corp. *	197,098

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
648	Affiliated Managers Group, Inc. *	129,632
2,254	Evercore Partners, Inc. - C. A	124,533
4,441	FXCM Inc. - Cl. A	65,594
476	Portfolio Recovery Associates, Inc. *	27,541
1,203	Virtus Investment Partners, Inc. *	208,324
487	WageWorks, Inc. *	27,326
		582,950
	ELECTRIC - 1.5%
2,138	Dominion Resources, Inc.	151,777
2,137	Duke Energy Corp.	152,197
5,012	Xcel Energy, Inc. *	152,164
		456,138
	ELECTRICAL COMPONANTS & EQUIPMENT - 0.3%
1,200	Belden CDT, Inc.	83,520

	ELECTRONICS - 1.0%
1,082	FARO Technologies, Inc. *	57,346
3,440	Gentex Corp.	108,463
1,636	Honeywell International, Inc.	151,755
		317,564

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares		Fair Value
	ENTERTAINMENT - 1.8%
8,769	Gaming and Leisure Properties, Inc. *	$ 319,718
2,063	Multimedia Games Holding Co., Inc. *	59,909
9,308	Penn National Gaminig, Inc. *	114,675
3,738	Scientific Games Corp. *	51,323
		545,625
	ENVIRONMENTAL CONTROL - 1.0%
3,217	Waste Connections, Inc.	141,098
3,610	Waste Management, Inc.	151,873
		292,971
	FOOD - 2.4%
1,332	Fresh Market, Inc. *	44,755
1,389	Hain Celestial Group, Inc. *	127,052
2,082	Ingredion, Inc.	141,743
4,372	Mondelez International, Inc.	151,053
9,161	Pinnacle Foods, Inc.	273,547
		738,150
	FOREST PRODUCTS & PAPER - 0.7%
438	Domtar Corp.	49,152
3,300	International Paper Co.	151,404
		200,556
	HEALTHCARE - PRODUCTS - 1.4%
7,140	Boston Scientific Corp. *	96533
4,151	Insulet Corp. *	196,840
4,486	Masimo Corp. *	122,513
		415,886
	HEALTHCARE SERVICES - 0.4%
935	Humana, Inc.	105,393

	INSURANCE - 3.5%
7,771	American International Group	388,628
1,804	AON PLC	152,041
1,700	Chubb Corporation	151,810
8,282	Greenlight Capital Re, Ltd. *	271,650
6,668	Thrid Point Reinsurance LTD. *	105,688
		1,069,817
	INTERNET - 3.1%
505	Baidu.com - ADR *	76,952
785	Borderfree, Inc. *	14,632
1,412	HomeAway, Inc. *	53,190
700	IAC/Interactive Corp.	49,973
4,805	Liquidity Services, Inc. *	125,170
4,395	RetailMeNot, Inc. *	140,640
1,160	Sohu.com, Inc. *	75,504
1,051	SPS Commerce, Inc. *	64,584
1,297	Stamps.com, Inc. *	43,527
1,547	Textura Corp. *	39,000
4,120	VeriSign, Inc. *	222,109
6,445	Zynga, Inc. *	27,714
		932,995
	LEISURE TIME - 1.0%
23,601	Black Diamond, Inc. *	288,640

	LODGING - 0.7%
2,063	Boyd Gaming Corp	27,232
4,331	Extended Stay America Inc	98,617
967	Las Vegas Sands Corp.	78,114
		203,963

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares		Fair Value
	MACHINERY - DIVERSIFIED - 0.5%
1,628	Joy Global, Inc.	$ 94,424
244	Middleby Corp. *	64,467
		158,891
	MEDIA - 0.6%
1,835	CBS Corp.	113,403
975	Scripps Networks Interactive, Inc.	74,012
		187,415
	METAL FABRICATE / HARDWARE - 0.2%
1,559	Rexnord Corp. *	45,180

	MISCELLANEOUS MANUFACTURING - 0.7%
5,842	General Electric Co.	151,249
1,130	Ingersoll-Rand PLC	64,681
		215,930
	OIL & GAS - 2.0%
5,775	Chesapeake Energy Corp.	147,956
1,276	Chevron Corp.	151,729
2,156	ConocoPhillips	151,675
1,552	Exxon Mobil Corp.	151,599
		602,959
	OIL & GAS SERVICES - 2.3%
315	Core Laboratories NV	62,509
2,298	Dril-Quip, Inc. *	257,606
1,513	Geospace Technologies Corp. *	100,115
2,095	Halliburton Co.	123,374
1,556	Schlumberger Ltd.	151,710
		695,314
	PHARMACEUTICALS - 2.3%
3,942	Abbott Laboratories	151,806
1,565	Bristol-Myers Squibb Co.	81,302
1,547	Johnson & Johnson	151,962
2,677	Merck & Co., Inc.	151,973
4,729	Pfizer, Inc.	151,895
		688,938
	REITS - 1.5%
17,515	FelCor Lodging Trust Inc. *	158,336
2,823	Ryman Hospitality Properties	120,034
5,492	Wyerhaeuser Co.	161,190
		439,560
	RETAIL - 7.5%
2,000	BJ's Restaurants, Inc. *	65,420
3,094	CarMax, Inc. *	144,799
1,436	Chuy's Holdings Inc. *	61,949
1,530	CVS Caremark Corp.	114,536
18,048	Dominion Diamond Corp. *	242,204
14,210	Francesca's Holdings Corp. *	257,769
1,915	Home Depot, Inc.	151,534
1,895	Jack In The Box, Inc. *	111,691
2,192	Kate Spade & Co. *	81,301
1,881	Lululemon Athletica, Inc. *	98,922
1,545	McDonald's Corp.	151,456
3,153	Popeyes Louisiana Kitchen *	128,138
3,722	Sally Beauty Holdings, Inc. *	101,983
851	Signet Jewlers Ltd.	90,087
5,985	Staples, Inc.	67,870
2,140	Starbucks Corp.	157,033
652	Tiffany & Co.	56,170
4,357	Urban Outfitters, Inc. *	158,900
361	Wal Mart Stores, Inc.	27,591
		2,269,353

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares			Fair Value
	SAVINGS & LOANS - 0.6%
2,088	BofI Holding, Inc. *		$ 179,046

	SEMICONDUCTORS - 1.5%
676	Hittite Microwave Corp. *		42,615
4,000	International Rectifier Corp. *		109,600
3,175	Microchip Technology, Inc.		151,638
1,920	QUALCOMM, Inc.		151,411
			455,264
	SOFTWARE - 6.1%
1,480	Check Point Software Technologies Ltd. *		100,092
458	Concur Technologies, Inc. *		45,375
117	Electronic Arts, Inc. *		3,394
4,335	Envestnet, Inc. *		174,180
5,862	Incontact, Inc. *		56,275
2,205	Informatica Corp. *		83,305
9,385	Microsoft Corp.		384,691
2,214	Monotype Imaging Holdings, Inc.		66,730
2,120	Open Text Corp.		101,145
3,395	Progress Coftware Corp. *		74,011
5,306	RealPage, Inc. *		96,357
1,661	Solera Holdings, Inc.		105,208
14,495	Take-Two Interactive Software, Inc. *		317,875
1,007	Ultimate Software Group Inc. *		137,959
950	VMware, Inc. *		102,619
			1,849,216
	TELECOMMUNICATIONS - 2.6%
4,317	AT&T, Inc.		151,397
2,700	Comverse, Inc. *		93,366
14,192	Extreme Networks, Inc. *		82,314
3,635	InterDigital, Inc.		120,355
1,150	IPG Photonics Corp.		81,742
15,073	ORBCOMM, Inc. *		103,250
3,189	Verizon Communications, Inc.		151,701
			784,125
	TOYS/GAMES/HOBBIES - 0.3%
2,326	Mattel, Inc.		93,296

	TRANSPORTATION - 1.1%
880	Kansas City Southern		89,813
609	Landstar Systems, Inc.		36,065
1,556	United PARcel Service, Inc.		151,523
2,349	XPO Logistics, Inc. *		69,084
			346,485

	TOTAL COMMON STOCKS (Cost - $22,155,885)		24,944,823

Number of
Contracts + +		Expiration
	PURCHASED OPTIONS - 0.0%
	PURCHASED CALL OPTIONS - 0.0%
40	InterDigital Communications Co. @ $40.00 *	Jun-14	1,200
19	InterDigital Communications Co. @ $37.50 *	Sep-14	2,945
3	Restoration Hardware Holding @ $55.00 *	Apr-14	20
3	Restoration Hardware Holding @ 50.00 *	Apr-14	15
	TOTAL PURCHASE OPTIONS (Cost - $2,720)		4,180
Shares
	SHORT-TERM INVESTMENTS - 18.2%
	MONEY MARKET FUND - 18.2%
5,515,802	Dreyfus Cash Management Institution Shares - 0.12%
	(Cost - $5,515,802) (a) +		5,515,802

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares		Fair Value
	TOTAL INVESTMENTS - 100.7% (Cost - $27,674,407) (c)	$ 30,464,805
	LIABILITIES LESS OTHER ASSETS - (0.7) %	(232,767)
	NET ASSETS - 100.0%	$ 30,232,038

	SECURITIES SOLD SHORT - (21.2) %
	COMMON STOCKS - (17.8) %
	AGRICULTURE - (0.2) %
(690)	Philip Morris International, Inc.	$ (56,490)

	APPAREL - (0.7) %
(1,138)	Carter's, Inc.	(88,366)
(361)	Deckers Outdoor Corp. *	(28,782)
(1,529)	Gildan Activewear, Inc.	(77,031)
(1,134)	Wolverine World Wide, Inc.	(32,376)
		(226,555)
	AUTOMANUFACTURERS - (0.5) %
(8,758)	Ford Motor Company	(136,625)

	BEVERAGES - (0.7) %
(1,830)	Coca-Cola Enterprises, Inc.	(87,401)
(1,446)	PepsiCo., Inc.	(120,741)
		(208,142)
	BIOTECHNOLOGY - (0.1) %
(3,198)	Arena Pharmaceuticals, Inc. *	(20,147)

	CHEMICALS - 0.6%
(950)	Sherwin Williams Company	(187,274)

	COMMERCIAL SERVICES - (0.0) %
(7,401)	Ambow Education Holding Ltd. - ADR (b) *	(7,029)

	COSMETICS / PERSONAL CARE - (1.4) %
(17,423)	Avon Products, Inc.	(255,073)
(2,562)	Colgate-Palmolive Co.	(166,197)
		(421,270)
	DISTRIBUTION / WHOLESALE - (0.1) %
(301)	Fossil Group, Inc. *	(35,100)

	DIVERSIFIED FINANCIAL SERVICES - (0.7) %
(15,146)	Calamos Asset Management, Inc. - Cl. A	(195,838)

	ELECTRONICS - (0.1) %
(545)	IMAX Corp. *	(14,895)

	ENERGY - ALTERNATE SOURCES - (0.7) %
(10,673)	Amyris, Inc. *	(39,810)
(166)	SolarCity Corp. *	(10,395)
(13,018)	Solazyme, Inc. *	(151,139)
		(201,344)
	ENTERTAINMENT - (0.3) %
(1,240)	Madison Square Garden, Inc. *	(70,407)
(1,390)	Pinnacle Entertainment, Inc. *	(32,943)
		(103,350)
	FOOD - (0.4) %
(1,173)	Sanderson Farms, Inc.	(92,069)
(851)	Sprout Farmers Markets, Inc. *	(30,661)
		(122,730)
	HEALTHCARE - PRODUCTS - (0.2) %
(130)	Intuitive Surgical, Inc. *	(56,939)
(192)	LDR Holding Corp. *	(6,591)
		(63,530)

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares		Fair Value
	HEALTHCARE SERVICES - (0.2) %
(1,805)	Community Health Systems, Inc. *	$ (70,702)

	HOME BUILDERS - (0.2) %
(1,750)	Meritage Homes Corp. *	(73,290)

	HOME FURNISHINGS - (0.6) %
(9,454)	DTS Inc. *	(186,811)

	HOUSEHOLD PRODUCTS / WARES - (1.1) %
(1,224)	Clorox Co.	(107,724)
(1,566)	Kimberly-Clark Corp.	(172,651)
(1,186)	Sodastream International Ltd. *	(52,303)
		(332,678)
	INTERNET - (0.5) %
(2,326)	Angie's List, Inc. *	(28,331)
(2,152)	Blue Nile, Inc. *	(74,889)
(3,535)	ReachLocal, Inc. *	(34,820)
		(138,040)
	LEISURE TIME - (0.3) %
(547)	Polaris Industries, Inc.	(76,421)

	LODGING - (0.3) %
(1,289)	Caesars Entertainment, Inc. *	(24,504)
(3,298)	Hilton Worldwide Holdings, Inc. *	(73,347)
		(97,851)
	MEDIA - (0.2) %
(20,650)	Sirius XM Radio, Inc. *	(66,080)

	OIL & GAS - (0.5) %
(2,180)	Cabot Oil & Gas Corp.	(73,858)
(1,320)	Tesoro Petroleum Corp.	(66,779)
		(140,637)
	OIL & GAS SERVICES - (0.6) %
(3,115)	Thermon Group Holdings, Inc. *	(72,206)
(7,941)	Willbros Group, Inc. *	(100,215)
		(172,421)
	PHARMACEUTICALS - (0.7) %
(19,138)	Mannkind Corp. *	(76,935)
(1,110)	USANA Health Sciences Inc. *	(83,627)
(6,825)	Vivus, Inc. *	(40,541)
		(201,103)
	REITS - (0.6) %
(1,050)	American Tower Corp.	(85,964)
(4,467)	Host Hotels & Resorts, Inc.	(90,412)
		(176,376)
	RETAIL - (4.1) %
(1,298)	Bed Bath & Beyond Inc. *	(89,302)
(1,070)	Best Buy, Inc.	(28,259)
(550)	Bid Lots, Inc. *	(20,828)
(2,906)	Bloomin' Brands, Inc. *	(70,035)
(516)	Children's Place Retail Stores	(25,702)
(1,402)	Coach, Inc.	(69,623)
(304)	Conn's, Inc. *	(11,810)
(348)	Container Storte Group, Inc. *	(11,815)
(1,187)	Costco Wholesale Corp.	(132,564)
(549)	Dick's Sporting Goods, Inc.	(29,981)
(689)	Dunkin'Brands Group, Inc.	(34,574)
(700)	Five Below, Inc. *	(29,736)
(2,362)	Lululemon Athletica, Inc. *	(124,217)
(467)	Lumber Liquidators Holdings *	(43,805)
(1,248)	Nordstrom, Inc. *	(77,938)
(673)	Panera Bread Co. *	(118,764)

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares			Fair Value
	RETAIL - (4.1) % (Continued)
(3,860)	Pier One Imports, Inc.		$ (72,877)
(440)	Restoration Hardware Holding *		(32,380)
(1,254)	Tractor Supply Company		(88,570)
(993)	Vera Bradley *		(26,801)
(1,645)	Williams-Sonoma, Inc.		(109,623)
			(1,249,204)
	SEMICONDUCTORS - (0.7) %
(8,537)	Intel Corp.		(220,340)

	SOFTWARE - (0.0) %
(873)	Rosetta Stone, Inc. *		(9,795)

	TELECOMMUNICATIONS - (0.1) %
(1,241)	NETGEAR, Inc. *		(41,859)

	TOYS GAMES HOBBIES - (0.4) %
(1,134)	Hasbro, Inc.		(63,073)
(1,700)	Mattel, Inc.		(68,187)
			(131,260)

	TOTAL COMMON STOCKS SOLD SHORT (Proceed - $5,468,656)		(5,385,187)

	EXCHANGE TRADED FUNDS - (3.4) %
(4,840)	Consumer Staples Select Sector SPDR Fund		(208,410)
(740)	iShares Russell 2000 ETF		(86,092)
(1,636)	iShares Russell 2000 Growth ETF		(222,594)
(2,760)	SPDR S&P 500 ETF Trust		(516,230)
	TOTAL EXCHANGED TRADED FUNDS SOLD SHORT (Proceed - $954,225)		(1,033,326)

	TOTAL SECURITIES SOLD SHORT (Proceed - $6,422,881) (c)		$ (6,418,513)

Number
of Contracts + +		Expiration
	WRITTEN OPTIONS - (0.2) %
	WRITTEN CALL OPTIONS - (0.2) %
(2)	S & P 500 Index @ $19.04 *	Apr-14	$ (448)
(2)	S & P 500 Index @ $19.02 *	Apr-14	(766)
(2)	S & P 500 Index @ $18.93 *	Apr-14	(1,430)
(2)	S & P 500 Index @ $18.79 *	Apr-14	(3,120)
(2)	S & P 500 Index @ $18.01 *	Apr-14	(14,210)
(2)	S & P 500 Index @ $19.01 *	Apr-14	(1,906)
(2)	S & P 500 Index @ $18.97 *	Apr-14	(2,392)
(2)	S & P 500 Index @ $18.09 *	Apr-14	(12,924)
(2)	S & P 500 Index @ $18.96 *	May-14	(3,290)
(2)	S & P 500 Index @ $18.81 *	May-14	(5,092)
(2)	S & P 500 Index @ $19.01 *	May-14	(3,318)
(2)	S & P 500 Index @ $18.94 *	May-14	(3,048)
(2)	S & P 500 Index @ $18.99 *	May-14	(2,722)
(1)	S & P 500 Index @ $18.87 *	May-14	(2,042)
	TOTAL WRITTEN OPTIONS (Premiums - $40,914)		$ (56,708)

ADR	American Depositary Receipt
ETF	Extrade Traded Fund
*	Non-income producing security
+	All or part of the security was held as collateral for securities sold short as of March 31, 2014.
+ +	Each option contract allows the holder to purchase/sell 100 shares of the underlying security at the excise price.
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2014.
(b)	The value of this security has been determined in good faith under the polices of the Board of Trustees.
(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities sold short and options)
	is $21,787,041 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:		$ 3,441,654
	Unrealized Depreciation:		(1,239,111)
	Net Unrealized Appreciation:		$ 2,202,543

Persimmon Long/Short Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2014

ASSETS
Investment securities:
At cost	$ 27,674,407
At fair value	$ 30,464,805
Segregated cash at broker	6,440,106
Receivable for securities sold	270,936
Dividends and Interest receivable	23,783
Prepaid expenses and other assets	4,120
TOTAL ASSETS	37,203,750

LIABILITIES
Securities sold short, at value (proceeds $6,422,881)	6,418,513
Payable for investments purchased	434,385
Investment advisory fees payable	55,542
Options written, at value (premiums received $40,914)	56,708
Accrued expenses and other liabilities	6,564
TOTAL LIABILITIES	6,971,712
NET ASSETS	$ 30,232,038

Composition of Net Assets:
Paid in capital	$ 27,591,423
Accumulated net investment loss	(842,613)
Accumulated net realized gain from investments	704,255
Net unrealized appreciation of investments	2,778,973
NET ASSETS	$ 30,232,038

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 2,751
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	250
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)	$ 11.00
Maximum offering price per share
(net asset value plus maximum sales charge of 5.00%) (b)	$ 11.58

Class I Shares:
Net Assets	$ 30,229,287
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,737,410
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 11.04

(a) The fund will impose a 1.00% redemption fee for any redemptions of fund shares occurring within 60 days of purchase.
(b) On investment of $50,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2014

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $544)	$ 128,262
Interest	300
TOTAL INVESTMENT INCOME	128,562

EXPENSES
Advisor fees	368,159
Dividend paid on securities sold short	44,272
Interest expenses	31,177
Administrative services fees	23,436
Custodian fees	21,098
Accounting services fees	17,179
Compliance officer fees	15,457
Legal fees	11,109
Transfer agent fees	9,473
Audit fees	8,228
Trustees fees and expenses	6,607
Printing and postage expenses	5,984
Registration fees	5,984
Insurance expense	1,496
Distribution (12b-1) fees:
Class A	4
Other expenses	997
TOTAL EXPENSES	570,660
Less: Fees waived by the Advisor	(54,750)
NET EXPENSES	515,910

NET INVESTMENT LOSS	(387,348)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	2,540,226
Securities sold short	(934,726)
Options contracts purchased	(142,248)
Options contracts written	41,988
Foreign currency transactions	(4)
Net Realized Gain	1,505,236

Net change in unrealized appreciation (depreciation) on:
Investments	29,451
Options contracts purchased	(61)
Options contracts written	(11,856)
Securities sold short	(1,913)
Net Change in Unrealized Appreciation	15,621

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,520,857

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,133,509

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	March 31, 2014	September 30, 2013 (a)
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$ (387,348)	$ (533,643)
Net realized gain (loss) on investments	1,505,236	(722,603)
Net change in unrealized appreciation on investments	15,621	2,763,352
Net increase in net assets resulting from operations	1,133,509	1,507,106

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	-	40,485
Class I	1,537,160	26,939,073
Payments for shares redeemed:
Class A	-	(40,190)
Class I	(325,075)	(560,030)
Net increase from shares of beneficial interest transactions	1,212,085	26,379,338

NET INCREASE IN NET ASSETS	2,345,594	27,886,444

NET ASSETS
Beginning of Period	27,886,444	-
End of Period *	$ 30,232,038	$ 27,886,444
*Includes accumulated net investment loss of:	$ (842,613)	$ (455,265)

SHARE ACTIVITY
Class A:
Shares Sold	-	4,052
Shares Redeemed	-	(3,802)
Net increase in shares of beneficial interest outstanding	-	250

Class I:
Shares Sold	141,424	2,678,898
Shares Redeemed	(29,500)	(53,412)
Net increase in shares of beneficial interest outstanding	111,924	2,625,486

(a)	The Fund commenced operations on December 31, 2012.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A			Class I
	Six Months Ended		Period Ended	Six Months Ended		Period Ended
	March 31, 2014		September 30, 2013 (1)	March 31, 2014		September 30, 2013 (1)
	(Unaudited)			(Unaudited)
Net asset value, beginning of period	$ 10.60		$ 10.00	$ 10.62		$ 10.00

Income (loss) from investment operations:
Net investment loss (2)	(0.16)		(0.23)	(0.14)		(0.22)
Net realized and unrealized gain on investments	0.56		0.83	0.56		0.84
Total from investment operations	0.40		0.60	0.42		0.62

Net asset value, end of period	$ 11.00		$ 10.60	$ 11.04		$ 10.62

Total return (3,4)	3.77%	(5)	6.00%	3.95%	(5)	6.20%

Net assets, at end of period (000s)	$ 3		$ 3	$ 30,229		$ 27,884

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including
dividends from securities sold short and interest expense (6,7)	4.12%		4.96%	3.87%		4.71%
Ratio of net expenses to average net assets including
dividends from securities sold short and interest expense (7)	3.75%		4.25%	3.50%		4.00%

Ratio of net investment loss to average net assets (7,8)	(2.88)%		(2.94)%	(2.63)%		(2.93)%

Portfolio Turnover Rate (4)	121%		203%	121%		203%

Other data:

Ratio of gross expenses to average net assets excluding
dividends from securities sold short and interest expense (6,7)	3.61%		3.95%	3.36%		3.70%

Ratio of net expenses to average net assets excluding
dividends from securities sold short and interest expense (7)	3.24%		3.24%	2.99%		2.99%

(1)	The Fund commenced operations on December 31, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(4) Not annualized.
(5)

Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized for periods less than one full year.
(8)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Persimmon Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2014

1.

ORGANIZATION

The Persimmon Long Short Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund commenced operations on December 31, 2012. The Fund’s seeks to achieve long-term capital appreciation.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. All classes are subject to a 1% redemption fee on redemptions made with 60 days of the original purchase.  Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair values. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team or committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisers.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-advisers, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-advisers to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-advisers is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of unobservable inputs, The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in orderly transaction between market participants (i.e. the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarch under U.S. GAAP are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available and may require significant management judgment or estimation.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$ 24,944,823	$ -	$ -	$ 24,944,823
Short-Term Investments	5,515,802	-	-	5,515,802
Purchase Call Options	4,180	-	-	4,180
Total Investments	$ 30,464,805	$ -	$ -	$ 30,464,805

Liabilities
Securities Sold Short
Common Stocks	$ (5,378,158)	-	$ (7,029)	$ (5,385,187)
Exchange Traded Funds	(1,033,626)	-	-	(1,033,626)
Written Call Options	(56,708)	$ -	-	(56,708)
Total Securities Sold Short	$ (6,468,492)	$ -	$ (7,029)	$ (6,475,521)

* Refer to the Portfolio of Investments for industry classification.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Common Stock	Total
Beginning Balance 9/30/13 *	$ (7,029)	$ (7,029)
Total realized gain (loss)	-	-
Appreciation (Depreciation)	-	-
Cost of Purchases	-	-
Proceeds from Short Sales	-	-
Accrued Interest	-	-
Net transfers in/out of level 3	-	-
Ending Balance 3/31/14	$ (7,029)	$ (7,029)

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 Common stock investment was based on information relating to a third-party  purchase of certain shares of the applicable security with a share price of $0.6818 per share. The transaction was noted and discussed at the Funds' Fair Valuation Committee ("Committee') meeting. The Committee concluded that the last sale price of $0.9497 was the best price to use to price the security at fair value given the lack of other information In the market place.

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to level 3 investments still held at March 31, 2014 was $0.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment Income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years 2013 and 2014. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended March 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and options amounted to $27,886,212 and $28,771,117, respectively. Purchases and proceeds from securities and exchange traded funds sold short amounted $13,973,253 and $19,386,353, respectively.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. For the six months ended March 31, 2014, the Fund had gains of $41,988, which is included in the net realized gain from Option contracts written in the Statement of Operations.  For the six months ended March 31, 2014, the Fund had losses of $142,248, which is included in the net realized loss from Option contracts purchased in the Statement of Operations. Net change in unrealized appreciation (depreciation) in the statement of operations includes $61 of net unrealized losses on option contracts purchased and $11,856 of net unrealized losses on option contracts written for the six months ended March 31, 2014.

The number of option contracts written and the premiums received by the Fund for the six months ended March 31, 2014, were as follows:

	Put Options		Call Options
	Number of	Premiums	Number of	Premiums
Written Options	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	-	$ -	64	$ 3,934
Options purchased/written	34	1,155	309	131,307
Options closed	-	-	(328)	(69,509)
Options exercised	(34)	(1,155)	-	-
Options expired	-	-	(18)	(24,818)
Options outstanding, end of period	-	$ -	27	$ 40,914

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The derivative instruments outstanding as of March 31, 2014 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

Segregated Cash at Broker – The Fund has $6,440,106 of cash on hand at two prime brokers representing the proceeds of securities sold short. Withdrawal of these amounts is restricted based on the level of short trading in the Fund.

4. INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Persimmon Capital Management L.P. serves as the Fund’s investment advisor (the “Advisor”). The Fund’s advisor allocates portions of the Fund’s portfolio to be managed by; Caerus Global Investors LLC, ISF Management, LLC, M.A Weatherbie & Co., Inc., Sonica Capital, LLC, and Turner Investment LP (“Turner”). Each serve as a Sub-Advisor (the “Sub-Advisors”). Effective November 10, 2013 Turner no longer serves as Sub-Advisor to the Fund. Concurrently Controversy Investment Management and V2 Capital, LLC were added as Sub-Advisors to the fund. The Fund employs Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities. GFS received $50,088 of fees from the Fund for the six months ended March 31, 2014.

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the following annual rate 2.50%. Pursuant to each sub-advisory agreement between the Advisor and each Sub-Advisor, each Sub-Advisor is entitled to receive, on a monthly basis, a percentage of the net assets of their managed allocated portion. The Sub-Advisors are paid by the Advisor not the Fund. As of March 31, 2014 the Advisory fees amounted to $368,159.

The Fund's Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2015, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short or extraordinary expenses such as litigation) will not exceed 3.24% and 2.99% of the daily average net assets attributable to each of the Class A  and Class I shares, respectively. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2014, the advisor waived fees and reimbursed expenses in the amount of $54,750. Cumulative expenses subject to the aforementioned conditions will expire September 30 of the following years:

2016	$128,577
2017	$54,750
$183,327

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to Class A. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”); to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended March 31, 2014, pursuant to the Plan, Class A shares paid $4.

The Distributors act as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class A and Class I shares. The Distributor is an affiliate of GFS. During the six months ended March 31, 2014, the distributor received $ - in underwriting commissions for sales of Class A shares.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund. Compliance fees were $15,457 for the six months ended March 31, 2014.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For the provision of these services, Gemcom receives customary fees from the Fund. For the provision of these services, Gemcom received $5,984 of fees from the Fund for the six months ended March 31, 2014.

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

 As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$ -	$ 467	$ -	$ (223,135)	$ (457,149)	$ 2,186,923	$ 1,507,106

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, adjustments for constructive sales and return of capital distribution.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $457,149.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), net operating losses, dividend expense on short sales, and adjustments for partnerships, return of capital distribution, and capitalization of in lieu dividend payments made in connection with short sales of stock, resulted in reclassification for the period from December 31, 2012 (commencement of operations) to September 30, 2013 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$ -	$ 78,378	$ (78,378)

6. REDEMPTION FEES

The Fund may assess a short term redemption fee of 1.00% of the total redemption amount of shareholders sell their share after holding them for less than sixty days. The redemption fee is paid directly to the Fund from which the redemption is made. For the six months ended March 31, 2014, the Fund did not have any redemption fees.

7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund Section 2(a) (9) of the Act.  As of March 31, 2014, Gregory Horn held approximately 100% of the voting securities of Class A.

8.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Persimmon Long Short Fund

EXPENSE EXAMPLES (Unaudited)

March 31, 2014

As a shareholder of the Persimmon Long Short Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, expenses due to securities sold short and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Persimmon Long Short Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period beginning October 1, 2013 and ending March 31, 2014.

Table 1.  Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2.  Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Persimmon Long Short Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Table 1
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual
Expenses		10/1/13	3/31/2014	10/1/13 – 3/31/14
Class A	3.75%	$1,000.00	$1,038.70	$19.06
Class I	3.50%	$1,000.00	$1,040.50	$17.81
Table 2
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
Hypothetical
(5% return before expenses)		10/1/13	3/31/2014	10/1/13 – 3/31/14
Class A	3.75%	$1,000.00	$1,006.23	$18.76
Class I	3.50%	$1,000.00	$1,007.48	$17.52

*   Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Approval of Advisory Agreement – Persimmon Long/Short Fund

In connection with a meeting held on November 29, 2013, (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Agreement”) between Persimmon Capital Management, LP (“PCM”) and the Trust, with respect to the Persimmon Long/Short Fund (the “Fund”).  In considering the approval of the Agreement, the Board received materials specifically relating to the Agreement.

The Trustees were assisted by independent legal counsel throughout the Agreement review process.  The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, such Trustee may have afforded different weight to the various factor sin reaching his conclusions with respect to the Agreement.

Nature, Extent & Quality of Service.  The Board noted that the key personnel of PCM have many years of experience managing hedge funds and individual wealth accounts, and agreed that they possess excellent academic and industry credentials.  The Board discussed that PCM will make decisions relating to capital allocation to sub-advisers, and will perform all due diligence on the Sub-Advisers by evaluating their pedigree, depth/quality of the investment and operation teams, the investment style, philosophy, and risk management process, along with timeliness of strategy, historical return and risk metrics.  They further discussed that PCM will also evaluate capacity of strategy, viability of the Sub-Adviser, operational controls and regulatory and legal history. The Board also noted PCM, in its role as adviser, will establish and monitor sub-adviser guidelines relating to maximum exposure levels and individual positions. The Board concludes that the President of PCM demonstrated an astute and organized approach to supervising the Sub-Advisers and that PCM can provide quality service to the shareholder.

Performance.  The Board noted that PCM manages 2 multi-manager hedge funds, one of which has outperformed its benchmark, the HFN Fund of Funds Multi Strategy, over the past 1 year, 5 year, and 10 year period, and since inception in 2001; the second of which, the HFRX Equity Index, while slightly underperforming its benchmark the past 1 year, has outperformed since inception 2009. The Board concluded that this unique multi-manager strategy has the potential to deliver positive returns for the shareholders.

Fees & Expenses.  The Board noted PCM proposed a management fee of 2.50%, which is on par with the fees charged by the peer group; however, it is a little more than twice that of the Morningstar Category average.  The Trustees considered that the Morningstar Category only includes long/short equity funds and not multi-manager long/short equity funds that would include the additional cost of the Sub-Adviser and its operational expenses.  They also considered that the management fee for quality advisers managing a hedge fund type strategy are expected to be at or above 1.00%.  They agreed that quality hedge fund type managers require a premium.  Given the unique nature of this strategy, the services to be performed by the adviser and the quality of the sub-advisors, the Board concluded that the advisory fee is reasonable.

Economies of Scale.  The Board discussed the anticipated size of the Fund, and its prospects for growth.  The Trustees considered that this unique alternative strategy is still relatively new for mutual funds, and that PCM will require the flexibility to pay underlying sub-advisers.  The Trustees considered the Adviser’s comments regarding the uncertainty of operating cost, industry conditions, and its ability to negotiate lower fees with sub-advisers.  The Trustees concluded that based on the anticipated size of the Fund, breakpoints will not be required during the initial term of the agreement.  However, the Adviser agreed with the Board that as the Fund grows and the Sub-Advisers and Adviser achieve economies of scale, it would be willing to evaluate the implementation of breakpoints. The Board agreed to monitor and address the issue at the appropriate time and would expect the Adviser to work with the Board.

Profitability.  The Board considered the anticipated profits to be realized by PCM in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees noted that because of the anticipated asset levels during the initial term of the agreement, the complex nature of the strategy and level of services the Adviser will be performing with regards to the due diligence of the Sub-Advisers, the Board was satisfied that PCM’s level of profitability from its relationship with the Fund would be reasonable.

Conclusion.  The Board having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure was reasonable and that approval of the Agreement is in the best interests of the Trust and the shareholders of the Fund.

Approval of Sub-Advisory Agreements

In connection with the Meeting, the Board of the Trustees discussed the approval of the sub-advisory agreements between Caerus Global Investors, LLC (“CGI”), Inflection Partners, LLC (“IP”), M.A. Weatherbie & Co., Inc. (“MAW”), Open Field Capital, LLC (“OFC”), Sonica Capital, LLC (“SC”), Turner Investments, LP (“TI”), ISF Management, LLC (“ISF”) (each a “Sub-Adviser”) and PCM, with respect to the Fund (each a “Sub-Advisory Agreement” and collectively the “Sub-Advisory Agreements”).  In considering the Sub-Advisory Agreements, the Board received materials specifically relating to each Sub-Advisory Agreement.

Caerus Global Investors (“CGI”)

Nature, Extent & Quality of Services.  The Board noted that CGI has been managing the assets and servicing high net worth individuals, family offices, fund of funds, institutions, and pensions since 2009, and currently CGI manages approximately $220 million. The Board discussed the fact that the key personnel combine to have decades of financial industry experience coming from large investment banks, money managers, and finance and accounting. The Board also noted that the strategy CGI employs is equity long/short seeking high returns through low net exposure and low volatility, based on in-depth fundamental research in various sectors when selecting investments.  They viewed positively the Sub-Adviser’s representation that it will monitor risk limitations in real time to ensure compliance with maximum exposure levels set by the adviser through computer software designed for this purpose. Also noted by the Board is that CGI has not been involved in any litigation or administrative actions for the past 12 months. The Board concluded that CGI has the potential to provide quality service to the Fund and its shareholders.

Performance.  The Board reviewed performance data CGI provided with respect to two separately managed accounts being managed pari passu to their flagship hedge fund and noted that the performance of the account with the longest track record (August 2009) was good (1 year performance of 7.78% and inception to date performance of 14.59%), but it underperformed vs. the S&P 500 Index which returned 16.45% and 65%, respectively.  The Trustees discussed CGI’s explanation for the large variance, which referred to the timing of the 2009 recovery, and that GCI employs a strategy that has low net exposure and low volatility. In order to take full advantage of the market recovery, the portfolio needed exposure to high volatility.  The Board concluded that CGI has experienced knowledgeable personnel to deliver positive performance to the Fund and shareholders.

Fees & Expenses.  CGI proposed a management fee of 1.25% to the Adviser, where retail mutual fund clients can gain access to a hedge fund strategy that CGI currently charges its clients a 2% management fee plus 20% performance fee.  Given that participating in a hedge fund strategy is much more costly, the Board concluded that the sub-advisory fee is reasonable.

Inflection Partners, LLC (“IP”)*

Nature, Extent & Quality of Services.  The Board noted that the Sub-Adviser, IP, has managed a hedge fund that employs a long/short equity strategy since 2005. The Board noted that IP has been the Sub-Adviser to a hedged mutual fund since 2010 and recently became a sub-adviser to two other funds.  The Trustees reviewed with approval that the key personnel at IP each have about 20 years or more experience in the financial industry, encompassing portfolio management, trading and compliance.  The Trustees noted that the Sub-Adviser will perform fundamental research on equity related securities within the telecommunications, media and technology sectors, and seeks to identify the market consensus viewpoint on the security, develop a differentiated point of view that the research team does not believe is reflected in the current market valuation of the security in order to find opportunities for growth in long investments or flawed/broken businesses in short investments.  It was also noted by the Trustees that the Sub-Adviser has not had any litigation or ompliance issues during the past 12 months.  The Board concluded that the Sub-Adviser has the resources to provide quality service to the Fund and shareholder.

Performance.  The Board noted that the hedge fund managed by IP returned 2.1% over the past year, 24.1% over 5 years, and 68.1% since inception 2005, outperforming the benchmark, HFRX Equity Hedge Index which, over the same time period, returned 1.0%, -26.4% and -10.9%, respectively.  The Board also noted that using the S&P 500 as a benchmark which returned for 1 year 30.2%, for 5 years 5.2% and 39.5% since 2005, the Trustees observed that IP underperformed the 1 year and their 2005 inception date, but outperformed over 5 years.  The Board concludes that IP has the ability and potential to deliver positive performance to the Fund and shareholders.

Fees & Expenses.  IP proposed a management fee of 1.00% to the Adviser.  The Trustees viewed as favorable the fact that the Fund’s retail investors will gain access to a hedge fund strategy that IP currently charges their clients a management fee of between 1% and 1.5%.  Because the Fund gives an opportunity to participate in a hedge fund strategy within a mutual fund with a management fee that is lower than typical hedge fund, the Board concluded that the Sub-Adviser fee is reasonable and a benefit to the Fund and shareholders.

M.A. Weatherbie & Co., Inc. (“MAWCO”)

Nature, Extent & Quality of Services.  The Board noted that sub-adviser, MAWCO, founded in 1995, is an independent, employee owned firm whose objective is to provide superior service and returns to their clients by providing specialized growth equity investment management in the small cap asset class.  The Trustees noted that besides managing accounts for high net worth clients, MAWCO manages two hedge funds, the Weatherbie Growth Fund and the Weatherbie Long/Short Fund.  The Trustees agreed that the resources of a larger firm like MAWCO, with approximately $993 million in assets under management could be a benefit to the Fund’s shareholders.  The Trustees reviewed the background of the 9 principals of the firm and noted that they all have impressive educational backgrounds and financial management experience, each bringing their own specialty to the firm. The Board also noted the Sub-Adviser will employ a multiple investment manager style rather than a single portfolio manager.  The Board concluded that the Sub-Adviser, MAWCO, has the experience and resources to provide quality service to the Fund and shareholders.

Performance.  The Board noted that the strategy the Adviser will require the Sub-Adviser to execute will be very similar to one of the hedge funds the Sub-Adviser manages, the Weatherbie Long/Short Fund which returned 9.6% over the past year, 9.5% over the past 5 years and 11.7% since inception July 2006, which outperformed the benchmark HFRI Equity Index which returned 7.5% for 1 year, -0.4% for 5 years and 2.2% since July 2006. The Board concluded that based on the financial expertise the Sub-Adviser’s principals, MAWCO has the ability to deliver positive results to the Fund and the shareholders.

Fees & Expenses.  The Board noted that the Sub-Adviser will charge a management fee of 1.25%, the same management fee they charge for another sub-advisory arrangement. The Trustees also noted that MAWCO charges one hedge fund a 1% management fee plus a 20% incentive performance fee until the client’s assets reach $30 million, then the management fee increases to 1.5% plus a 20% incentive performance fee.  Considering PCM will receive the advantages this long/short hedge fund strategy for 1.25%, the Board concluded that the Sub-Adviser fee is reasonable.

Open Field Capital, LLC (“OFC”)**

Nature, Extent & Quality of Service.  The Board noted that the Sub-Adviser, OFC, was established in 2004 with 4 principals who have worked together for between 15 and 22 years. The Trustees agreed that OFC’s focus on the emerging technology sector could be a benefit to the Fund.  The Trustees noted that OFC manages approximately $74 million for a family office, a venture fund of funds and high net worth individuals. The Board acknowledged that the principals of OFC bring expertise in research, portfolio management and risk management and that an investment committee will meet regularly and conduct daily monitoring to discuss developments related to companies in the portfolio.  The Board noted that OFC has had no material compliance issues in the past 12 months.  The Board concludes that the Sub-Adviser, OFC, has the ability and resources to provide quality service to the Fund and its shareholders.

Performance.  The Board noted that the Sub-Adviser will be managing assets allocated by the Adviser using the same strategy employed to manage an off-shore master-feeder fund. This strategy returned 7.96% over one year, 9.33% over 5 years and 10.59% since inception February 2004. Compared to the benchmark used the NASDAQ Composite, the strategy underperformed the one year by 21% but outperformed the 5 year by 6.43% and outperformed since inception February 2004 by 5.74%.  The Board concluded that the Sub-Adviser, OFC, has the ability and potential to deliver positive returns from the emergency technology sector to the Fund and its shareholders.

Fees & Expenses.  The Board noted that the Sub-Adviser will charge the Adviser a management fee of 1%.  This compares favorably to what OFC charges their own clients for asset management services which range from 1.0% for long only strategies, 1.0% management fee plus a 20% incentive allocation fee up to 1.5% management fee plus a 20% incentive allocation fee for other strategies.  In considering the facts provided, the Board concluded that the sub-advisory fee is reasonable.

Sonica Capital, LLC (“SC”)

Nature, Extent & Quality of Service.  The Board noted that the Sub-Adviser commenced operations as an investment adviser in November 2008, and that they manage a fundamental long/short US equity hedge fund with approximately $49 million in assets under management that focuses on mid and large capitalization equities of companies within the US consumer, technology, media and telecommunications and industrials sectors.  The Trustees noted that the key professionals at SC have many years of expertise in portfolio management, trading, research, marketing and investor relations and operations, accounting, and compliance.  It was also noted that there have been no compliance issues at SC within the past 12 months. The Board concludes that SC has the expertise in these sectors and the potential to deliver quality service to the Fund and its shareholders.

Performance.  The Board noted that the Sub-Adviser using a benchmark of the S&P 500 underperformed the one year 16.99% vs. S&P’s 30.21% and since inception Nov 2008 11.51% vs. S&P’s 13.16%.  The Board agreed that while this was an underperformance against the benchmark, these are still satisfactory returns based on the narrow sector focus.  The Board concluded that the Sub-Adviser has the potential and expertise to deliver satisfactory returns to the Fund and its shareholders.

Fees & Expenses.  The Board notes that the Sub-Adviser will charge the adviser a management fee of 1%.  This compares favorably to the management fee SC charges hedge fund clients which is a 2% management fee plus a 20% incentive fee.  The Board concluded that access to a hedge fund strategy benefits the Fund and shareholders, and therefore, the Sub-Adviser fee is considered reasonable.

Turner Investments, LP (“TI”)

Nature, Extent & Quality of Service.  The Board noted that the Sub-Adviser has been managing assets since March 1990, and currently has approximately $11.6 billion under management for institutions and high net worth individuals invested in long only and long/short domestic, global, and international equity strategies focused in the areas of energy, materials, and utilities. The Trustees noted the Sub-Adviser will provide investment management, compliance, and risk management, consistent with the guidelines set by the Adviser, PCM.  The Board reviewed the backgrounds of the key personnel at TI and noted they have impressive academic credentials and many years of financial industry experience.  The Trustees reviewed and discussed the results of a recent routine regulatory examination.  The Board concludes that the Sub-Adviser has the personnel and experience to deliver quality service to the Fund and its shareholders.

Performance.  The Board noted that TI will be utilizing its Global Resources and Infrastructure strategy which returned 0.65% over the past 1 year and 6.92% since inception January 2009.  Compared to the benchmark used, (the S&P 500) this strategy underperformed significantly. The S&P returned 30.17% and 15.74% over the same time periods. The Trustees agreed that the S&P 500 is not a perfect benchmark for this sector focused strategy.  The Board concluded that based on all of the Sub-Advisers past accomplishments, they have the potential to deliver positive performance to the Fund and its shareholders.

Fees & Expenses.  The Board notes that the Sub-Adviser will charge a management fee of 1.10%. This compares favorably to Turner’s management fee of 1% plus 20% incentive fee for their other accounts (for which they act as adviser, not sub-adviser).  The Board concluded that having access to a hedge fund strategy has the potential to benefit the Fund and its shareholders, therefore, the Sub-Adviser management fee is considered reasonable.

ISF Management LLC (“ISF”)

Nature, Extent and Quality of Service.  The Board noted that the Sub-Adviser, IFS, founded in August 2000 manages a long/short equity hedge fund with assets of about $64 million. The Trustees also noted that IFS acts in a sub-advisory capacity for another registered mutual fund with about $48 million under management.  The Trustees also noted that the key personnel at IFS have many years of industry experience with skills in portfolio management, securities analysis, client relations, compliance and operations. They discussed that the Sub-Adviser will focus on sub-adviser equity securities of domestic corporations, identifying potential investments using research and analysis of those securities, determine the size, weighting and overall exposure of the portfolio. The Board concluded that the Sub-Adviser has the ability to deliver quality service to the Fund and its shareholders.

Performance.  The Board discussed the performance of the hedge fund managed by IFS and agreed that the long term performance was good.  The Board discussed the performance of the sub-advised mutual fund, noting that the fund’s 1 year performance of 10.1% and since inception performance of 16.9% exceed the benchmark returns of 3.6% for 1 year and 5.7% since inception.  The Board concluded that based on the Sub-Adviser’s prior performance there is a decent indication that IFS can potentially deliver positive returns to the Fund and its shareholders.

Fees & Expenses.  The Board notes that the adviser proposed to pay the Sub-Adviser a management fee of 1.0%. The Trustees noted that this compares favorably to IFS’s management fee of 1% plus 20% of profits for their hedge fund, as well as the 1% management fee to sub-advise the mutual fund it currently manages.  The Board concluded that having access to a hedge fund strategy at a lower management fee than hedge fund clients has the potential to benefit the Fund and its shareholders, and therefore, the Sub-Adviser fee appears reasonable.

ALL SUB-ADVISERS

Economies of Scale.  Based on the anticipated size of the Fund and the fact that only a portion of the Fund’s assets will be allocated to each sub-adviser, the Trustees concluded that meaningful economies of scale will not be realized during the initial term of the agreement. They further considered it may also be difficult for a quality sub-adviser utilizing a hedge fund strategy on a portion of the Fund to consider breakpoints due to competitive considerations. However, it was noted to the Board by the Adviser, PCM, that as the fund grows, and if the Sub-Advisers or adviser achieve economies of scale, the adviser would be willing to evaluate the implementation of breakpoints. The Trustees noted that it would be in the adviser’s best interests to negotiate breakpoints if possible, because lower fees improve performance and assist in asset gathering. The Board agreed it will monitor and address at the appropriate time.

Profitability.  The Board considered the anticipated profits to be realized by each sub-adviser in connection with the operation of Persimmon and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees noted that because of the anticipated asset levels during the initial term of the agreement and the assets allocated to each sub-adviser by the adviser, the Board was satisfied that each sub-adviser’s level of profitability from its relationship with the Fund would be reasonable.

Conclusion. Having requested and received such information from each Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that the fee structure is reasonable and that approval is in the best interests of the Trust and the future shareholders of the Fund.

*  Effective September 9, 2013 IP no longer manages any portion of the assets of the Fund, and PCM does not expect to allocate any of the Fund’s assets to IP to manage in the future.

** Effective September 30, 2013 OFC no longer manages any portion of the assets of the Fund, and PCM does not expect to allocate any of the Fund’s assets to OFC to manage in the future.

PRIVACY NOTICE

Rev. February 2014

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■

Social Security number and income

■

assets, account transfers and transaction history

■

investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

Page 2

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■

open an account or give us contact information

■

provide account information or give us your income information

■

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■

sharing for affiliates’ everyday business purposes—information about your creditworthiness

■

affiliates from using your information to market to you

■

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-233-8300 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-233-8300.

INVESTMENT ADVISOR

Persimmon Capital Management, LP

1777 Sentry Parkway West

Gwynedd Hall, Suite 102

Blue Bell, PA 19422

SUB-ADVISORS

Caerus Global Investors, LLC

Contravisory Investment Management, Inc.

712 5th Ave, 19th Floor

120 Longwater Dr., Suite 100

New York, NY 10019

Norwell, MA 02061

Sonica Capital, LLC

V2 Capital LLC

400 Madison Ave

2700 Patriot Blvd., Suite 140

New York, NY 10017

Glenview, IL 360026

ISF Management, LLC

767 Third Ave, 39th Floor

New York, NY 10017

M.A. Weatherbie & Co., Inc.

265 Franklin Street, Suite 1601

Boston, MA 02110

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/5/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/5/14

By (Signature and Title)

/s/ Brian Curley

       Brian Curley, Treasurer

Date

6/5/14